ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Organization And Principal Activities [Line Items]
Net Revenue From Variable Interest Entity And Subsidiaries Of Variable Interest Entity And Schools As Percentage Of Total Net Revenue	94.10%
Term of Agreement, Description	10
Xinxin Xiangrong [Member]
Organization And Principal Activities [Line Items]
Number of Legal Owners of Variable Interest Entities	3
Mr Bangxin Zhang [Member]
Organization And Principal Activities [Line Items]
Voting Interest Percentage In Any Vote Pertaining To Any Specific Matters Related To Deed	50.00%
Number Of Votes Considered For Deduction For Appointment And Removal Of Director By Shareholders	1
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Organization And Principal Activities [Line Items]
Amount Payable By Variable Interest Entity Subsidiaries Of Variable Interest Entity And Schools To Wholly Foreign Owned Enterprise	$ 60.3	$ 49.0	$ 17.9
Beijing Xueersi Education Technology Co Ltd and Beijing Xueersi Education Network Co Ltd [Member]
Organization And Principal Activities [Line Items]
Number of Legal Owners of Variable Interest Entities	4